Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Possible Redemption
As of December 31, 2022 and 2021, common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled in the following table:

January 1, 2021	$—
Gross proceeds from public issuance	276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Remeasurement of carrying value to redemption value	31,621,284

Common stock subject to possible redemption, December 31, 2021	276,000,000

Remeasurement of carrying value to redemption value	2,986,368
Redemptions	(253,712,545)

Common stock subject to possible redemption, December 31, 2022	$25,273,823